Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating loss and tax credit carryforwards	$ 598	$ 621
Disallowed interest carryforwards	117	156
Other accrued liabilities	83	100
Pensions	83	93
Share-based compensation	18	25
Restructuring liabilities	12	16
Receivables	83	71
Inventories	2	3
Other assets	2	2
Total Gross Deferred Tax Assets	998	1,087
Valuation Allowance	(145)	(140)
Total Net Deferred Tax Assets	853	947
Intangible assets (including purchase accounting basis difference)	(867)	(1,161)
Undistributed earnings of foreign subsidiaries	(96)	(109)
Property, plant and equipment (including purchase accounting basis difference)	(47)	(54)
Total Deferred Tax Liabilities	(1,010)	(1,324)
Net deferred tax assets (liabilities)	$ (157)	$ (377)